Average Annual Total Returns - Abraham Fortress Fund		12 Months Ended	60 Months Ended	77 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]
70/30 Blended Index (Reflects No Deductions for Fees, Expenses or Taxes), Abraham Fortress Fund
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.43%	7.09%	7.28%
MSCI ACWI Index (Reflects No Deductions for Fees, Expenses or Taxes), Abraham Fortress Fund
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	9.56%
Bloomberg U.S. Aggregate Bond Index (Reflects No Deductions for Fees, Expenses or Taxes), Abraham Fortress Fund
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.33%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		10.83%	7.37%	6.65%
Class K
Prospectus [Line Items]
Average Annual Return, Percent		10.90%	7.48%	6.77%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	9.57%	6.57%	6.07%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.54%	5.62%	5.15%

[1]	The 70/30 Blended Index is a blend of 70% MSCI ACWI Index and 30% Bloomberg U.S. Aggregate Bond Index.
[2]	Performance start date.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.